Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Accounts receivable, gross	$4,489,706	$6,531,667
Less: allowance for doubtful accounts	(571,148)	(46,722)
Accounts receivable, net	$3,918,558	$6,484,945

Schedule of an Aged Analysis of Accounts Receivables	Below is an aged analysis of accounts receivables as of September 30, 2024, respectively.
	As of September 30, 2024
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$3,662,763	$(33,988)	$3,628,775
91-180 days	243,293	(524)	242,769
181-365 days	23,992	(3,377)	20,615
Greater than 1 year	559,658	(533,259)	26,399
Accounts receivable, net	$4,489,706	$(571,148)	$3,918,558

Schedule of Changes of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the years ended September 30, 2024 and 2023 are as follows:
	2024	2023
Beginning balance	$46,722	$33,184
Additional reserve through bad debt expense	524,426	13,538
Ending balance	$571,148	$46,722